Share Purchase Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number of warrants outstanding	166,517,918	166,517,918
Warrants At 0.20 [Member]
Number of warrants outstanding	50,000	50,000
Expiry date	January 2, 2022	January 2, 2022
Exercise price (in Dollars per share)	$ 0.20	$ 0.20
Warrants At 0.03 [Member]
Number of warrants outstanding	2,222,222	2,222,222
Expiry date	December 2, 2024	December 2, 2024
Exercise price (in Dollars per share)	$ 0.03	$ 0.03
Warrants At 0.00 [Member]
Number of warrants outstanding	163,265,304	163,265,304
Expiry date	September 23, 2024	September 23, 2024
Exercise price (in Dollars per share)	$ 0.00	$ 0.00
Warrants At 0.15 [Member]
Number of warrants outstanding	980,392	980,392
Expiry date	December 2, 2021	December 2, 2021
Exercise price (in Dollars per share)	$ 0.15	$ 0.15